Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IncomeTaxDisclosure [Line Items]
Change in valuation allowance	$ (19,090)	$ (9,625)
Percentage Of The Corporations Stock Owned By Stockholders To Determine The Ownership Change	5.00%
Maximum Threshold Percentage Increases Over A Three Year Period Of Corporations Stock Owned By Stockholders For Ownership Change	50.00%
Description of income tax examination	The Company’s Federal and State tax returns for all years, 2015 through 2020, remain subject to examination by taxing authorities due to the tax attribute carryforwards.
Uncertain tax positions	$ 0
Maximum [Member]
IncomeTaxDisclosure [Line Items]
Income tax examination year under examination	2020
Minimum [Member]
IncomeTaxDisclosure [Line Items]
Income tax examination year under examination	2015
Research Tax Credit Carryforward [Member]
IncomeTaxDisclosure [Line Items]
Change in valuation allowance	$ 19,100	$ 9,600
Domestic Tax Authority [Member]
IncomeTaxDisclosure [Line Items]
Net operating loss carryforwards	$ 117,600
Operating loss carryforwards expiration period	2035 years
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
IncomeTaxDisclosure [Line Items]
Tax credit carryforward amount	$ 3,200
Tax credit carryforward expiration period	2038 years
Domestic Tax Authority [Member] | Tax Period Two Thousand Thirty Five [Member]
IncomeTaxDisclosure [Line Items]
Net operating loss carryforwards	$ 6,300
Domestic Tax Authority [Member] | Indefinitely Carryforward [Member]
IncomeTaxDisclosure [Line Items]
Net operating loss carryforwards	111,300
State and Local Jurisdiction [Member]
IncomeTaxDisclosure [Line Items]
Net operating loss carryforwards	$ 116,500
Operating loss carryforwards expiration period	2035 years